Share-Based Payments (Details) - Schedule of Old Share Options held by key management personnel	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Schedule of Options held by Key Personnel [Abstract]
Weighted average exercise price per share, beginning	$ 0.0001		$ 86.44
Number of options, beginning	2,879,571		144,797
Weighted average exercise price per share, Granted during the year		$ 0.0001
Number of options, Granted during the year		3,188,929
Weighted average exercise price per share, Cancelled during the year	$ 0.0001	$ 0.0001	$ 86.44
Number of options, Cancelled during the year (in Shares) | shares	(1,335,873)	(75,431)	(144,797)
Weighted average exercise price per share, Forfeited during the year	$ 0.0001	$ 0.0001
Number of options, Forfeited during the year	(553,011)	(233,927)
Weighted average exercise price per share, ending	$ 0.0001	$ 0.0001
Number of options, ending	990,687	2,879,571